INVENTORIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Bunkers and other consumables at cost		$ 10,841	$ 10,156
Ships recognised as inventories		0	0
Ships reclassified from Ships, property, plant and equipment as inventories (Note 14)	[1]	7,321	16,988
Sale of ships recognised as inventories	[1]	(7,321)	(16,988)
Included in assets of a disposal group held for sale (Note 39)		0	(1,078)
Inventories		$ 10,841	$ 9,078

[1]	On 10 October 2018, the Group entered into Memorandums of Agreement with third parties for the sale of a ship at purchase consideration of US$8,650,000. The ship was delivered to third parties on 26 October 2018.